INCOME TAXES AND TAX RECEIVABLE (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes and Tax Receivable [Abstract]
Current income tax					$ 1,669,546	$ 1,112,638
Deferred income tax			11,705	25,168	37,420	77,918
Total provision for income taxes	$ 387,561	$ 149,228	$ 1,041,398	$ 1,120,306	$ 1,706,966	$ 1,190,556